Subordinated Debentures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities
Subordinated Debentures (Textual) [Abstract]
Liquidation amount per security	$ 1
Subordinated debentures	$ 5,155	$ 5,155
Common stock held in trust	155
Preferred stock, redemption premium	$ 1
Principal amount, plus accrued and unpaid interest	100.00%
Subordinated debentures, maturity date	Jun. 26, 2033
Right of defer interest payments	Up to 20 consecutive quarterly periods
Subordinated debentures, interest rate	3.10%
Variable rate of interest	3.41%	3.67%
Trust Preferred Securities Subject to Mandatory Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Preferred securities	5,000